Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions wtih Related Parties [Abstract]
Transactions with related parties

4. Transactions with related parties

a) Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company’s CEO and Chairman of the Board. Travel expenses for 2018, 2017 and 2016 amounted to $2,253, $2,096 and $2,320, respectively, and are mainly included in “Vessels, net book value”, “Vessel operating expenses” and “General and administrative expenses” in the accompanying consolidated financial statements. At December 31, 2018 and 2017, an amount of $63 and $162, respectively, was payable to Altair and is included in “Due to related parties” in the accompanying consolidated balance sheets.

b) Diana Containerships Inc. (renamed to Performance Shipping Inc. in February 2019), or Diana Containerships: On May 20, 2013, the Company entered into a five year unsecured loan of $50,000 with a subsidiary of Diana Containerships, drawn on August 20, 2013, for general corporate purposes and working capital. Following an amendment on September 9, 2015, the interest was set to LIBOR plus a margin of 3% per annum and a fixed fee of $200 would be payable on the maturity date. In addition, the borrower agreed to repay the principal amount of the loan on the last day of each interest period in amounts totalling $5,000 per annum, but not to exceed $32,500 in the aggregate. Following another amendment on August 24, 2016, the repayment of all outstanding principal amounts was deferred until a later date, the borrower was changed to another wholly-owned subsidiary of Diana Containerships and the interest rate of the deferral period increased to 3.35% per annum over LIBOR. On May 30, 2017, as discussed in Note 3(a), the loan was decreased by $3,000, in order to acquire the Series C Preferred Stock issued by Diana Containerships.

On June 30, 2017, DSI entered into a loan facility of $82,617 with Diana Containerships to refinance the existing loan amounting to $42,617 at that date (including the above mentioned fixed fee). The loan also provided for an additional $5,000 interest-bearing discount premium payable on the termination date, unless waived according to certain terms of the loan agreement. The loan was collected in full in July 2018, including the additional $5,000 interest-bearing discount premium. The loan bore interest at the rate of 6% per annum for the first twelve months, scaled to 9% until full repayment. The loan facility was secured by first preferred mortgages on Diana Containerships’ vessels and included financial and other covenants. As at December 31, 2017 the loan had an outstanding balance of $82,660, including accrued interest and is separately presented in “Due from related parties” in the accompanying consolidated balance sheet.

For the years ended December 31, 2018, 2017 and 2016, interest and other income amounted to $7,055 (including the $5,000 additional discount premium), $3,855 and $1,692, respectively, and is included in “Interest and other income” in the accompanying consolidated statements of operations.

c) Steamship Shipbroking Enterprises Inc. or Steamship: Steamship is a company controlled by the Company’s CEO and Chairman of the Board which provides brokerage services to DSI pursuant to a Brokerage Services Agreement for a fixed fee amended annually on each anniversary of the agreement. The agreement was amended in November 21, 2018, to increase the fee from October 1, 2018 until expiration of the agreement in March 2019. For 2018, 2017 and 2016, brokerage fees amounted to $1,850, $1,800 and $1,680, respectively, and are included in “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2018 and 2017, there was no amount due to Steamship, included in “Due to related parties” in the accompanying consolidated balance sheets.

d) Diana Wilhelmsen Management Limited: As of December 31, 2018, DWM provided management services to eight vessels of the Company’s fleet for a fixed monthly fee and commercial services charged as a percentage of the vessels’ gross revenues. Management fees for 2018, 2017 and 2016 amounted to $2,394, $1,883 and $1,464, respectively, and are separately presented as “Management fees to related party” in the accompanying consolidated statements of operations, whereas commercial fees amounted to $453, $260 and $124, respectively, and are included in “Voyage expenses” in the accompanying consolidated statements of operations. As at December 31, 2018 and 2017, there was an amount of $119 and $109, respectively, due to DWM, included in “Due to related parties” in the accompanying consolidated balance sheets.